Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

September 30, 2011

Dates Covered
Collections Period	09/01/11 - 09/30/11
Interest Accrual Period	09/15/11 - 10/16/11
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/11	448,281,000.40	36,881
Yield Supplement Overcollateralization Amount at 08/31/11	20,542,893.87	0

Receivables Balance at 08/31/11	468,823,894.27	36,881
Principal Payments	20,856,614.50	1,097
Defaulted Receivables	388,184.72	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/11	19,179,475.39	0

Pool Balance at 09/30/11	428,399,619.66	35,760

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,229,412.03	319
Past Due 61-90 days	818,920.13	70
Past Due 91 + days	166,046.18	14

Total	4,214,378.34	403

Total 31+ Delinquent as % Ending Pool Balance	0.98%

Recoveries	323,692.18

Aggregate Net Losses – September 2011	64,492.54

Overcollateralization Target Amount	25,703,977.18
Actual Overcollateralization	25,703,977.18

Weighted Average APR	4.40%
Weighted Average APR, Yield Adjusted	7.52%
Weighted Average Remaining Term	38.60

Flow of Funds	$ Amount
Collections	22,862,003.53
Advances	(1,735.32)
Investment Earnings on Cash Accounts	1,510.65
Servicing Fee	(390,686.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,471,092.28

Distributions of Available Funds
(1) Class A Interest	578,555.28
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	18,688,497.90
(7) Distribution to Certificateholders	3,122,704.30
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,471,092.28

Servicing Fee	390,686.58
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 09/15/11	421,384,140.38
Principal Paid	18,688,497.90
Note Balance @ 10/17/11	402,695,642.48

Class A-1
Note Balance @ 09/15/11	0.00
Principal Paid	0.00
Note Balance @ 10/17/11	0.00
Note Factor @ 10/17/11	0.0000000%

Class A-2
Note Balance @ 09/15/11	0.00
Principal Paid	0.00
Note Balance @ 10/17/11	0.00
Note Factor @ 10/17/11	0.0000000%

Class A-3
Note Balance @ 09/15/11	191,382,140.38
Principal Paid	18,688,497.90
Note Balance @ 10/17/11	172,693,642.48
Note Factor @ 10/17/11	71.6571131%

Class A-4
Note Balance @ 09/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 10/17/11	198,106,000.00
Note Factor @ 10/17/11	100.0000000%

Class B
Note Balance @ 09/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 10/17/11	31,896,000.00
Note Factor @ 10/17/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	659,890.08
Total Principal Paid	18,688,497.90

Total Paid	19,348,387.98

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	213,710.06
Principal Paid	18,688,497.90

Total Paid to A-3a Holders	18,902,207.96

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7196168
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.3799969

Total Distribution Amount	21.0996137

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8867637
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	77.5456344

Total A-3 Distribution Amount	78.4323981

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/11	39,120.17
Balance as of 09/30/11	37,384.85
Change	(1,735.32)

Reserve Account
Balance as of 09/15/11	2,345,271.93
Investment Earnings	146.55
Investment Earnings Paid	(146.55)
Deposit/(Withdrawal)	—
Balance as of 10/17/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93